Deferred Charges, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Changes in deferred charges, net
Balance at the beginning of the period	$ 8,199	$ 4,751
Additions	4,516	8,976
Amortization	(3,403)	(5,528)
Balance at the end of the period	$ 9,312	$ 8,199
Period of amortization for deferred costs	2 years 6 months